Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Rental and other property	$ 465,713	$ 405,728	$ 401,550
Management and other fees	6,780	4,551	4,325
Total revenues	472,493	410,279	405,875
Expenses:
Property operating, excluding real estate taxes	115,528	104,049	101,168
Real estate taxes	43,706	39,115	36,289
Depreciation	151,428	128,221	116,540
General and administrative	20,694	23,255	24,966
Cost of management and other fees	4,610	2,707	3,096
Impairment and other charges	0	2,302	13,084
Total expenses	335,966	299,649	295,143
Earnings from operations	136,527	110,630	110,732
Interest expense before amortization	(91,694)	(82,756)	(81,196)
Amortization expense	(11,474)	(4,828)	(4,820)
Interest and other income	17,139	27,841	13,040
Equity (loss) income from co-investments	(467)	(1,715)	670
Gain (loss) on early retirement of debt	(1,163)	(10)	4,750
Gain on sale of real estate	0	0	103
Income before discontinued operations	48,868	49,162	43,279
Income from discontinued operations	8,648	1,620	10,460
Net income	57,516	50,782	53,739
Net income attributable to noncontrolling interest	(10,446)	(14,848)	(16,631)
Net income attributable to controlling interest	47,070	35,934	37,108
Dividends to preferred stockholders	(4,753)	(2,170)	(4,860)
Excess (deficit) of the carrying amount of preferred stock redeemed over the cash paid to redeem preferred stock	(1,949)	0	49,952
Net income available to common stockholders	$ 40,368	$ 33,764	$ 82,200
Basic:
Income before discontinued operations available to common stockholders (in dollars per share)	$ 0.99	$ 1.09	$ 2.66
Income from discontinued operations available to common stockholders (in dollars per share)	$ 0.25	$ 0.05	$ 0.35
Net income available to common stockholders (in dollars per share)	$ 1.24	$ 1.14	$ 3.01
Weighted average number of shares outstanding during the year (in shares)	32,541,792	29,667,064	27,269,547
Diluted:
Income before discontinued operations available to common stockholders (in dollars per share)	$ 0.99	$ 1.09	$ 2.56
Income from discontinued operations available to common stockholders (in dollars per share)	$ 0.25	$ 0.05	$ 0.35
Net income available to common stockholders (in dollars per share)	$ 1.24	$ 1.14	$ 2.91
Weighted average number of shares outstanding during the year (in shares)	32,628,714	29,734,383	29,746,614